UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2002
                                                 ----------------------------

Check here if Amendment  [X]; Amendment Number:     One
                                                 ----------------------------
         This Amendment  (Check only one.):      [X] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  ----------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  ----------------------------------------------------
                       One Pacific Place, Suite 600
                  ----------------------------------------------------
                       1125 South 103 Street
                  ----------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  ----------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  ----------------------------------------------------
Title:                 President
                  ----------------------------------------------------
Phone:                 402-391-1980
                  ----------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz         Omaha, Nebraska             May 9, 2002
-------------------------    -------------------------    -------------
  Signature                    City, State                 Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                                ---------------------

Form 13F Information Table Entry Total:            74
                                                ---------------------

Form 13F Information Table Value Total:         $6,689,077
                                                ---------------------
                                                         (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1               COLUMN 2         COLUMN 3       COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7  COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF                         VALUE       SHRS OR  SH/ PUT/   INVESTMENT    OTHER     VOTING
        NAME OF ISSUER             CLASS            CUSIP         (x$1000)     PRN AMT  PRN CALL   DISCRETION   MANAGERS  AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------


LORAL SPACE & COMMUNICATIONS       COM               G56462107        5,454        2,536,900 SH        Sole      N/A       Sole
AT&T CORP                          COM               001957109      210,697       13,420,200 SH        Sole      N/A       Sole
AT&T WIRELESS SVCS INC             COM               00209A106       38,652        4,318,619 SH        Sole      N/A       Sole
ADELPHIA BUSINESS SOLUTIONS        CLA               006847107          178        4,461,998 SH        Sole      N/A       Sole
ADELPHIA COMMUNICATIONS CORP       CL A              006848105      136,441        9,157,111 SH        Sole      N/A      Shared
ALLTEL CORP                        COM               020039103      212,018        3,816,700 SH        Sole      N/A      Shared
AMERICAN EXPRESS CO                COM               025816109       22,692          554,000 SH        Sole      N/A       Sole
AMERICREDIT CORP                   COM               03060R101       19,246          506,600 SH        Sole      N/A       Sole
ARCHSTONE SMITH TR                 COM               039583109       86,012        3,210,605 SH        Sole      N/A      Shared
ASTORIA FINL CORP                  COM               046265104       15,771          542,900 SH        Sole      N/A       Sole
BERKSHIRE HATHAWAY INC DEL         CL A              084670108      177,750            2,500 SH        Sole      N/A      Shared
BERKSHIRE HATHAWAY INC DEL         CL B              084670207      251,386          106,115 SH        Sole      N/A       Sole
BIG LOTS INC                       COM               089302103       51,863        3,691,300 SH        Sole      N/A       Sole
CAPITAL AUTOMOTIVE REIT            COM SH BEN INT    139733109       47,527        2,066,400 SH        Sole      N/A       Sole
CAPITAL ONE FINL CORP              COM               14040H105       27,705          433,900 SH        Sole      N/A       Sole
CATELLUS DEV CORP                  COM               149111106      123,718        6,289,700 SH        Sole      N/A       Sole
CENTENNIAL COMMUNCTNS CORP N       CL A NEW          15133V208        9,197        2,554,827 SH        Sole      N/A       Sole
CHARTER COMMUNICATIONS INC D       CL A              16117M107      188,361       16,683,900 SH        Sole      N/A      Shared
CITIZENS COMMUNICATIONS CO         COM               17453B101      293,894       27,339,000 SH        Sole      N/A      Shared
COMCAST CORP                       CL A SPL          200300200       97,314        3,060,200 SH        Sole      N/A      Shared
CORECOMM LTD NEW                   COM               21869Q108           68          677,375 SH        Sole      N/A       Sole
COSTAR GROUP INC                   COM               22160N109        1,787           78,500 SH        Sole      N/A       Sole
COUNTRYWIDE CR INDS INC DEL        COM               222372104      185,171        4,137,900 SH        Sole      N/A       Sole
DAILY JOURNAL CORP                 COM               233912104        3,272          114,800 SH        Sole      N/A       Sole
DISNEY WALT CO                     COM DISNEY        254687106       31,735        1,375,000 SH        Sole      N/A       Sole
EQUITY OFFICE PROPERTIES TRU       COM               294741103        2,099           70,000 SH        Sole      N/A      Shared
EXTENDED STAY AMER INC             COM               30224P101       47,269        2,716,600 SH        Sole      N/A       Sole
FEDERAL HOME LN MTG CORP           COM               313400301        4,911           77,500 SH        Sole      N/A       Sole
FEDERAL NATL MTG ASSN              COM               313586109        8,100          101,400 SH        Sole      N/A       Sole
FOREST CITY ENTERPRISES INC        CL A              345550107       45,133        1,187,700 SH        Sole      N/A       Sole
GABELLI GLOBAL MULTIMEDIA TR       COM               36239Q109        1,648          183,118 SH        Sole      N/A       Sole
GOLDEN ST BANCORP INC              COM               381197102      228,868        7,708,600 SH        Sole      N/A      Shared
GREENPOINT FINL CORP               COM               395384100      212,019        4,851,700 SH        Sole      N/A       Sole
HANOVER CAP MTG HLDGS INC          COM               410761100        6,712          776,000 SH        Sole      N/A       Sole
HARRAHS ENTMT INC                  COM               413619107       13,278          300,000 SH        Sole      N/A       Sole
HILTON HOTELS CORP                 COM               432848109      276,432       19,330,900 SH        Sole      N/A      Shared
HOST MARRIOTT CORP NEW             COM               44107P104      322,742       27,007,700 SH        Sole      N/A      Shared
IMPERIAL CR INDS INC               COM               452729106          422        7,025,500 SH        Sole      N/A       Sole
INSIGHT COMMUNICATIONS INC         CL A              45768V108      146,291        6,982,875 SH        Sole      N/A      Shared
INSURANCE AUTO AUCTIONS INC        COM               457875102       22,472        1,342,400 SH        Sole      N/A       Sole
INTELLIGENT SYS CORP NEW           COM               45816D100        1,385          461,766 SH        Sole      N/A       Sole
LABOR READY INC                    COM NEW           505401208       26,378        3,381,800 SH        Sole      N/A       Sole
LEVEL 3 COMMUNICATIONS INC         COM               52729N100        7,268        2,041,700 SH        Sole      N/A       Sole
LIBERTY MEDIA CORP NEW             COM SER A         530718105      524,460       41,492,080 SH        Sole      N/A      Shared
LINCARE HLDGS INC                  COM               532791100       12,128          447,200 SH        Sole      N/A       Sole
LYNCH CORP                         COM               551137102          921           55,000 SH        Sole      N/A       Sole
LYNCH INTERACTIVE CORP             COM               551146103        4,532          103,000 SH        Sole      N/A       Sole
MAIL-WELL INC                      COM               560321200       81,829       13,030,100 SH        Sole      N/A      Shared
NORTH FORK BANCORPORATION NY       COM               659424105       35,560        1,000,000 SH        Sole      N/A       Sole
NOVASTAR FINL INC                  COM               669947400       86,237        4,587,062 SH        Sole      N/A       Sole
ORBITAL SCIENCES CORP              COM               685564106        8,609        1,642,900 SH        Sole      N/A       Sole
PMI GROUP INC                      COM               69344M101           23              300 SH        Sole      N/A       Sole
PAPA JOHNS INTL INC                COM               698813102        8,568          307,300 SH        Sole      N/A       Sole
PARK PL ENTMT CORP                 COM               700690100      361,878       34,301,200 SH        Sole      N/A      Shared
QUANEX CORP                        COM               747620102       15,024          423,200 SH        Sole      N/A       Sole


------------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1               COLUMN 2         COLUMN 3       COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7  COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF                         VALUE       SHRS OR  SH/ PUT/   INVESTMENT    OTHER     VOTING
        NAME OF ISSUER             CLASS            CUSIP         (x$1000)     PRN AMT  PRN CALL   DISCRETION   MANAGERS  AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------


QWEST COMMUNICATIONS INTL INC      COM               749121109      364,801       44,379,700 SH        Sole      N/A      Shared
REDWOOD TR INC                     COM               758075402       77,908        2,861,116 SH        Sole      N/A       Sole
REDWOOD TR INC                     PFD CV B%9.74     758075600        3,524          114,600 PRN       Sole      N/A       Sole
RESOURCE BANCSHARES MTG GROUP      COM               761197102        3,239          169,500 SH        Sole      N/A       Sole
RURAL CELLULAR CORP                CL A              781904107        1,608          358,900 SH        Sole      N/A       Sole
SAFEWAY INC                        COM NEW           786514208       74,733        1,660,000 SH        Sole      N/A       Sole
SAVOY PICTURES ENTMT INC           SDCV 7.000% 7/0   805375AA0        2,315        2,250,000 PRN       Sole      N/A       Sole
SIX FLAGS INC                      COM               83001P109      201,745       11,295,900 SH        Sole      N/A      Shared
SPRINT CORP                        COM FON GROUP     852061100       45,717        2,990,000 SH        Sole      N/A      Shared
TELEPHONE & DATA SYS INC           COM               879433100      241,911        2,741,200 SH        Sole      N/A      Shared
US BANCORP DEL                     COM NEW           902973304      176,339        7,812,999 SH        Sole      N/A      Shared
UNITED STATES CELLULAR CORP        COM               911684108        6,117          149,200 SH        Sole      N/A       Sole
VALASSIS COMMUNICATIONS INC        COM               918866104       94,586        2,448,500 SH        Sole      N/A       Sole
VORNADO RLTY TR                    SH BEN INT        929042109       55,200        1,250,000 SH        Sole      N/A       Sole
WASHINGTON MUT INC                 COM               939322103      274,413        8,282,901 SH        Sole      N/A       Sole
WASHINGTON POST CO                 CL B              939640108      185,144          305,000 SH        Sole      N/A       Sole
WELLS FARGO & CO NEW               COM               949746101        7,912          160,160 SH        Sole      N/A       Sole
WESTERN RES INC                    COM               959425109      112,814        6,578,100 SH        Sole      N/A       Sole
WESTERN WIRELESS CORP              CL A              95988E204        7,946          909,200 SH        Sole      N/A       Sole
                                                               -----------------------------
                                                             74   6,689,077      390,790,627

